STOCKHOLDERS' EQUITY (Narrative) (Details) (USD $)	1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended								84 Months Ended	90 Months Ended					6 Months Ended					6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended					6 Months Ended		12 Months Ended			12 Months Ended	6 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended					12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		6 Months Ended
	Sep. 30, 2012	May 31, 2012	May 31, 2011	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Dec. 31, 2012	Aug. 17, 2012	May 02, 2011	Oct. 19, 2009	Aug. 17, 2012 Common Stock And Additional Paid In Capital [Member]	Dec. 31, 2012 Share Based Compensation Expense [Member]	Dec. 31, 2012 Second Amendment and Waiver Agreement [Member]	Sep. 30, 2012 Second Amendment and Waiver Agreement [Member]	Jun. 30, 2012 Second Amendment and Waiver Agreement [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2012 Related Party [Member]	Dec. 31, 2011 Related Party [Member]	Jun. 30, 2012 Related Party [Member]	Jun. 30, 2011 Related Party [Member]	May 31, 2012 Equity Incentive Plan 2009 [Member]	Dec. 31, 2012 Equity Incentive Plan 2009 [Member]	Aug. 31, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2011 POSCO Canada Ltd. [Member]	Dec. 31, 2012 POSCO Canada Ltd. [Member]	Aug. 17, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member] Maximum [Member]	Dec. 31, 2012 MIZ [Member]	Dec. 31, 2011 MIZ [Member]	Jun. 30, 2012 MIZ [Member]	Jun. 30, 2011 MIZ [Member]	Nov. 30, 2012 MIZ [Member]	Jun. 30, 2010 Non Statutory Options [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]	Aug. 17, 2012 Derivative [Member]	Nov. 30, 2012 Option One [Member]	Nov. 30, 2012 Option Two [Member]	Dec. 31, 2012 Unit Warrant [Member] POSCO Canada Ltd. [Member]	Jun. 30, 2011 Class E Warrant [Member]	Mar. 02, 2011 Class E Warrant [Member]	Jun. 30, 2011 Class F Warrant [Member]	Dec. 31, 2012 Bonus Warrant [Member] POSCO Canada Ltd. [Member]	Jun. 30, 2011 First 2010 Unit Offering Warrants [Member] Second Closing Of Units Offering [Member]	Jun. 30, 2011 Second 2010 For D Units [Member]	Jun. 30, 2012 G Units 2011 [Member]	Jun. 30, 2011 G Units 2011 [Member]	Mar. 22, 2011 G Units 2011 [Member]	Dec. 09, 2010 G Units 2011 [Member]	Dec. 22, 2009 Consulting Services, One [Member]	Jun. 30, 2011 Finder Fees per Compensation Modification Agreement [Member]	Jun. 30, 2011 Legal Fees and Expenses [Member]	Jun. 30, 2011 Potential Claim Settlement [Member]	Jun. 30, 2011 Vendor Services [Member]	Jun. 30, 2012 Vendor Services [Member]	Jun. 30, 2012 Consulting Services Three [Member]	May 31, 2012 Consulting Services Four [Member]	Mar. 31, 2012 Consulting Services Four [Member]	Jun. 30, 2012 Consulting Services Four [Member]	Jun. 30, 2012 Consulting Services Five [Member]	Jun. 30, 2011 Investment Contracts [Member]	Jun. 30, 2011 Consideration for Entering into Investment Agreement [Member]	Jun. 30, 2011 Acquisition of Mineral Rights from Alfredo [Member]	Aug. 03, 2010 Acquisition of Mineral Rights from Alfredo [Member]	Jun. 30, 2011 Acquisition of Mineral Rights from Maricunga [Member]	Jun. 02, 2011 Acquisition of Mineral Rights from Maricunga [Member]	Jun. 30, 2012 Settlement Agreement with Puna [Member]	Jun. 30, 2011 Settlement Agreement with Puna [Member]	Jun. 30, 2012 Lacus Claims Settlement Agreement [Member]	Nov. 24, 2011 Lacus Claims Settlement Agreement [Member]	Jun. 30, 2010 Lacus Claims Settlement Agreement [Member]	Jun. 30, 2010 Consulting Arrangement [Member]	Jun. 30, 2010 Consulting Arrangement [Member]	Jun. 30, 2010 Consulting Arrangement [Member] Equity Incentive Plan 2009 [Member]	Jun. 30, 2011 Warrant Inducement [Member]	Jun. 27, 2011 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Jun. 30, 2011 Chief Executive Officer [Member]	Dec. 31, 2012 Vice President of Finance [Member]	Jun. 30, 2012 Vice President of Finance [Member]	Jun. 30, 2005 Director [Member]	Dec. 31, 2012 Director [Member]	Jun. 30, 2011 Director [Member]	Jun. 30, 2008 Director [Member]	Jun. 30, 2006 Director [Member]	Dec. 19, 2012 Director [Member]	Jun. 30, 2010 Newly Appointed Director [Member] Non Statutory Options [Member]	Jun. 30, 2010 Newly Appointed Director Two [Member] Non Statutory Options [Member]	Dec. 31, 2012 Officers Directors And Employees [Member]
Common stock, shares authorized				990,000,000			990,000,000		990,000,000	990,000,000							990,000,000	990,000,000																																							4,000,000			10,000,000
Fair Market Value Of Common Stock Issued				$ 0.21			$ 0.21											$ 0.21																				$ 0.21																						$ 0.27		$ 0.39					$ 0.22				$ 0.13		$ 0.3	$ 0.23		$ 0.39		$ 0.25		$ 0.32		$ 0.39										$ 0.13							$ 0.05
Stock-based compensation					$ 242,032		$ 357,503	$ 308,383	$ 649,580	$ 2,668,520							$ 4,458,047	$ 4,815,550						$ 232,433																$ 183,360	$ 165,529	$ 114,420	$ 186,090																									$ 103,830																					$ 26,754	$ 73,282
Professional Fees																																																															105,000
Stock issued for services							44,085		135,200	1,030,599	806,250																													300,000																							385,000	234,199	385,000	26,400		233,333	250,000	250,000	500,000	540,000
Stock issued for services, shares									1,573,333	5,603,501	2,625,000	0	0	0	0	0																																															1,000,000	608,310	1,000,000	120,000			65,000			70,200																				250,000	250,000
General and administrative expenses				1,264,494		1,550,168	2,408,699	2,800,364	6,996,043	5,448,667							15,395,323	17,805,491					20,700																																								280,000		385,000								26,129	358,339																		17,250	11,500
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units																																																																																								154,000			154,000	34,500	34,500
Stock issued to MIZ, a related party, pursuant to vesting of restricted stock units, shares																																																																																								700,000			700,000		250,000
Restricted Stock Price Issue																																																																																								$ 0.22			$ 0.22		$ 0.13
Stock Based Compensation Expense, Recording Service Period																																																																																								3 years			3 years		3 years
Criteria For Making Puts Under Investment Agreement In Terms Of Duration										24 months
Aggregate Gross Sales Price Of Puts Under Investment Agreement										10,000,000
Stock Issued During Period, Shares, Other																																								800,000			1,000,000																														87,096						6,000,000						200,000	50,000
Stock issued for acquisition of mineral rights, shares																																																																											10,000,000
Stock issued for acquisition of mineral rights										3,900,000	3,640,000																																																																3,900,000
Stock Issued During Period, Value, Other																																																																										1,551,253					1,920,000
Claim Settlement Payable																																																																													127,500,000					150,000
Number of Common Stock Shares Agreed to Settle Claims																																																																													31,875,000					500,000
Value of Common Stock Shares Agreed to Settle Claims																																																																																		192,500
Accrued Liabilities																																																																																			765,000
Gain (Loss) Related to Litigation Settlement																																																																																	422,500
Common stock, par value per share				$ 0.001			$ 0.001		$ 0.001	$ 0.001							$ 0.001	$ 0.001																																										$ 0.001	$ 0.001
Stock Issued During Period, Value, Issued for Cash																																																																																														3,750			50,000	50,000
Shares									42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672																																																																														35,526,336			2,631,595	47,386,454
Offering Price Per Unit																																																									$ 0.05			$ 0.27
Warrant Exercisable Term																																																							2 years
Warrant Exercise Price Per Share																																				$ 0.4																				$ 0.25			$ 0.4
Number of Units Sold During Period									47,619,000
Proceeds From Units Sold									10,000,000																																																200,000
Proceeds from Issuance of Warrants									3,779,978
Number Of Additional Warrants Issued As Compensation To Finders and Placement Agents																																																								140,000
Placement Agent Fees																																																								35,000
Cashless exercise of $0.05 per share D warrants, shares																																																																																							7,623,336
Cashless exercise of $0.05 per share D warrants										515
Percentage Of Penalties On Investment										2.00%
Maximum Percentage Of Penalties On Investment										10.00%
Registration Payment Arrangement, Accrual Carrying Value																																																										530,243	38,750
Warrants - Outstanding number of shares				160,395,482			160,395,482		89,284,712	54,200,565	18,493,150						89,284,712	160,395,482																																			12,389,996
Additional Number Of Warrants Issued As Incentive																																																				0.5
Warrant Exercise Price				$ 0.23			$ 0.23		$ 0.37	$ 0.35	$ 0.66						$ 0.37	$ 0.23																																				$ 0.5
Proceeds from exercise of warrants								210,000	210,000	1,433,575							1,643,575	1,643,575																																				1,143,550
Common Stock Issuable Upon Exercise Of Warrants																																																						3,811,671
Warrant modification expense				0		0	171,150	0		(1,068,320)							(1,068,320)	1,239,470
Proceeds from issuance of common stock, net							9,499,990	7,314,069	7,314,069	7,935,828							19,446,717	28,946,707
Percent Of Shares owned by Shareholders who Approved 2009 Equity Incentive Plan																					59.00%
Maximum Shares Issuable Under Plan																					5,000,000
Amendment Of Maximum Shares Issuable Under Plan			30,000,000
Stock Issued During Period, Shares, New Issues																																																																																																				500,000	50,000
Stock Option Exercise Price																																																																																					$ 0.32	$ 1.0														$ 0.25	$ 0.25
Stock option price on grant date					$ 0.07						$ 0.46																																$ 0.38
Exercised - Aggregate Intrinsic Value																																											0		126,000																																							114,783	70,000
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period Description																																											These options vest in three equal installments on each of the first, second and third anniversaries of the date of grant and expire after ten years.																																									0
Stock Issued During Period, Shares, Share-based Compensation, Forfeited																																																																																																50,000
Stock Option Exercise Period																																																																																					5 years	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value											0																																																																											37,091
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 0.13	$ 0.34
Allocated Share-based Compensation Expense									121,210	283,759																		48,923	60,615	121,210	186,090		11,040		114,420					65,605	60,615		186,090			54,313	69,571																																																5,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				23,357			23,357			77,670								23,357
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition							2 years 1 month 28 days		1 year 6 months 15 days
Warrants and Rights Outstanding, Intrinsic value				12,600			12,600			70,000								12,600
Liquidated Damage Percentage																											10.00%												10.00%
Percentage Of Common Stock Issued and Outstanding										10.00%
Amount of Capitalization under Investor Rights Agreement with POSCO										250,000,000
Aggregate Indebtedness under Investor Rights Agreement with POSCO										1,000,000
Stock Warrants Exercised During Period, Number									4,200,000	14,023,336
Stock Issued During Period, Shares, Restricted Stock Award, Gross		900,000	900,000																													900,000																																																															100,000
Obligations settled							390,336																																																																																															363,336
Stock Issued During Period, Shares, New Issues							5,825,761
Obligation Price Per Common Share							$ 0.067
Gain (Loss) on Contract Termination							(5,816)			(1,497,500)							(1,497,500)	(1,503,316)
Units Sold Number																																					62,499,938
Units Sold Description																																		each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.																	each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.
Conditions Triggering Issuance Of Additional Shares

the Company must issue additional shares of our common stock to POSCAN in the event that the Company issues or sells any such shares to third parties for a price of less than $0.16 per share at any time during the 18 months immediately following the Second Closing

Warrants Issued During Period																																																							5,000,000
Fair Value Assumptions Discount Rate																																																							0.29%
Fair Value Of Poscan Warrants																																																							192,540
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.068
Warrants Exercise Price																																		$ 0.4																					$ 0.15
Market value of common stock on measurement date				$ 0.069			$ 0.069											$ 0.069																															$ 0.005	$ 0.069					$ 0.07
Expected volatility																																																							141.00%
Offering Cost Percentage							$ 5.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												1,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price																																												$ 0.069
Share Based Compensation Arrangement By Share Based Payment Award Warrants Fair Value							162,350
Warrants issued for offering costs							162,350			57,750							57,750	220,100
Offering Costs							500,000
Units Sold Value Net																			9,499,990			4,859,626															9,999,990											4,478,014
Additional Shares Issuable	3,556,786																							2,905,412
Shares Held In Escrow							1,700,000
Outstanding - Number of Shares				1,450,000			1,450,000		1,450,000	1,800,000	800,000						1,450,000	1,450,000																															333,333	666,667
Exercise Price Of Options																																																	$ 0.38	$ 0.38
Exercise Price Of Options Reduced																																																	$ 0.13	$ 0.21
Share Based Compensation Arrangement By Share Based Payment Award Modification Expense																																								$ 16,682
Debt Instrument, Convertible, Conversion Price																				$ 0.4				$ 0.12	$ 0.12	$ 0.12
Stock Issued During Period Shares Issued For Services Price Per Share																																								$ 0.069